Annual Fund Operating Expenses - DWS Short Duration Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.24%
Total annual fund operating expenses	0.85%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%
Class T
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	0.85%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%
Class C
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.60%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.53%
Class R6
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.52%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.52%
INST Class
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.61%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%
Class S
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.66%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%